SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Mar. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Statement of Compliance
(a)	Statement of compliance

Piedmont Lithium Limited (“Piedmont” or the “Company”) is a for-profit company limited by shares, incorporated and domiciled in Australia. Our ordinary shares are listed on the Australian Securities Exchange, or ASX, under the symbol “PLL” and our American Depositary Shares, or ADSs, each representing 100 of our ordinary shares, are traded on the Nasdaq Capital Market, or Nasdaq, under the symbol “PLL”.  The Bank of New York Mellon, acting as depositary, registers and delivers the ADSs.

The unaudited condensed consolidated financial statements for the nine months ended March 31, 2020 and 2019 (the “Interim Financial Statements”) have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting issued by the International Accounting Standard Board (“IASB”). The preparation of the Interim Financial statements requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses on a year to date basis.  Actual results may differ from those estimates.

The Interim Financial Statements do not include all the notes of the type normally included in annual financial statements and are not necessarily indicative of the results of operations and cash flows expected for the year end June 30, 2020. Accordingly, the Interim Financial Statements are to be read in conjunction with the annual consolidated financial statements of Piedmont and its consolidated entities (the “Consolidated Entity” or the “Group”) as of June 30, 2019 and 2018 and for each of the three years ended June 30, 2019.  In the opinion of management, the accompanying Interim Financial Statements reflect all adjustments consisting only of normal recurring adjustments, which are necessary for a fair presentation of the financial results of such period.

The Interim Financial Statements were authorised for issue in accordance with a resolution of the Directors on June 8, 2020.

Basis of Preparation
(b)	Basis of Preparation

The Interim Financial Statements have been prepared on a historical cost basis. The Interim Financial Statements are presented in United States dollars (US$).

The accounting policies and methods of computation adopted in the preparation of the Interim Financial Statements are consistent with those adopted and disclosed in the Group’s annual financial statements as of June 30, 2019 and 2018 and for each of the three years ended June 30, 2019, except for new standards, amendments to standards and interpretations effective July 1, 2019 as set out in note 1(c) below.

Going concern

The Interim Financial Statements have been prepared on the going concern basis, which assumes the continuity of normal business activity and the realisation of assets and the settlement of liabilities in the ordinary course of business.

Until commercial production is achieved from the Group’s planned mine/concentrator and/or chemical plant, the Group will continue to incur operating net cash outflows, as well as investing net cash outflows associated with the development of its planned mine/concentrator and/or chemical plant. For the nine months ended March 31, 2020, the Group incurred a net loss of US$4.1 million (March 31, 2019: US$7.1 million), experienced net cash outflows from operating activities of US$7.5 million (March 31, 2019: US$7.3 million) and net cash outflows from investing activities of US$2.7 million (March 31, 2019: US$1.3 million). As at March 31, 2020, the Group had cash and cash equivalents of US$9.0 million (June 30, 2019: US$4.4 million).

Additionally, as disclosed in note 10, at March 31, 2020, the Group had entered into option agreements with local landowners in North Carolina, United States, in relation to its exploration properties, which upon exercise, allows the Group to purchase an additional approximately 1,551 acres of surface property and the associated mineral rights from the local landowners. Within twelve months from the date of issuance of these Interim Financial Statements, a number of these option agreements are due to expire, at which point the Group will need to either: (i) pay the cash consideration required to exercise the relevant option (refer to note 10 for further information); (ii) extend the expiry date of the relevant option by agreement with the local landowner; or (iii) allow the relevant option to lapse. If the Group chose to exercise all option agreements or was unable to extend the expiry date of any options, then the Group’s current cash resources would not meet its current budgeted cash outflows, without undertaking capital raising initiatives or substantially reducing and/or deferring operating and capital expenditures.

Subsequent to March 31, 2020, the Company plans to undertake proposed equity offerings (the “Offerings”) to raise minimum gross proceeds of US$10 million, with the Offerings expected to be completed in July and August 2020. The Offerings are subject to market conditions, and there can be no assurance as to whether or when the Offerings may be completed, or as to the actual size or terms of the Offerings.

The ability of the Group to continue as a going concern is therefore dependent on completing the Offerings or alternatively substantially reducing and/or deferring operating and capital expenditures, including extending the expiry date of relevant option agreements with the landowners. The Directors are confident that they will be able to achieve the matters set out above and, as a result, that the Group will have sufficient funds to meet its obligations as and when they fall due and are of the opinion that the use of the going concern basis remains appropriate.

Should the Group be unable to achieve the matters referred to above, the Group would need to undertake alternative fundraising initiatives, and consequently substantial doubt exists on the ability of the Group to continue as a going concern within one year after the date of issuance of the Interim Financial Statements and therefore, whether it will be able to realise its assets and extinguish its liabilities in the normal course of business.

The Interim Financial Statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or to the amounts and classification of liabilities that might be necessary should the Group not continue as a going concern.

New Standards, Interpretations and Amendments
(c)	New standards, interpretations and amendments

In the current year, the Group has adopted all of the new and revised Standards and Interpretations issued by the IASB that are relevant to its operations and effective for annual reporting periods beginning on or after July 1, 2019.

New and revised standards and amendments thereof and interpretations effective for the current reporting period that are relevant to the Group include:

•	International Financial Reporting Standard (“IFRS”) 16 Leases

•	Interpretation 23 Uncertainty over Income Tax Treatments

•	Annual Improvements to IFRS Standards 2015–2017 Cycle

•	Amendments to IAS 19 Employee Benefits – Plan Amendment, Curtailment or Settlement

Other than IFRS 16, the adoption of these new and revised standards and amendments has not affected the amounts reported for the current or prior periods. A discussion on the adoption of IFRS 16 is included below.

The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

IFRS 16 Leases

The Group applied IFRS 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognised in retained earnings at July 1, 2019. Accordingly, the comparative information presented as of June 30, 2019 and for the nine month period ended March 31, 2019 is not restated – i.e. it is presented, as previously reported, under IAS 17 and related interpretations. The details of the changes in accounting policies are disclosed below. Additionally, the disclosure requirements in IFRS 16 have not been applied to comparative information.

Definition of a lease

Previously, the Group determined at contract inception whether an arrangement was or contained a lease under International Financial Reporting Interpretations Committee (“IFRIC”) Interpretation 4 Determining whether an Arrangement contains a Lease. At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

On transition to IFRS 16, the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases. The Group applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed for whether there is a lease under IFRS 16.

As a lessee

As a lessee, the Group leases primarily property assets. The Group previously classified leases as operating or finance leases based on its assessment of whether the lease transferred significantly all of the risks and rewards incidental to ownership of the underlying asset to the Group. Under IFRS 16, the Group recognises right-of-use assets and lease liabilities for most of these leases – i.e. these leases are now on-balance sheet.

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone price. However, for leases of property the Group has elected not to separate non-lease components and accounts for the lease and associated non-lease components as a single lease component.

As an intermediate lessor

Under IFRS 16, an intermediate lessor accounts for the head lease and the sublease as two separate contracts. The intermediate lessor is required to classify the sublease as a finance or operating lease by reference to the right-of-use asset arising from the head lease (and not by reference to the underlying asset as was the case under IAS 17).

Leases classified as operating leases under IAS 17

Previously, the Group classified property leases as operating leases under IAS 17. On transition, for these leases, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group’s incremental borrowing rate as at July 1, 2019. The Group has measured right-of-use assets at their carrying amount as if IFRS 16 had been applied since the commencement date, discounted using the Group’s incremental borrowing rate at the date of initial application.

The Group used a number of practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17. In particular, the Group:

•	did not recognise right-of-use assets and liabilities for leases for which the lease term ends within 12 months of the date of initial application;

•	did not recognise right-of-use assets and liabilities for leases of low value assets (e.g. IT equipment);

•	excluded initial direct costs from the measurement of the right-of-use asset at the date of initial application; and

•	used hindsight when determining the lease term.

Leases classified as finance leases under IAS 17

The Group did not have any leases that were previously classified as finance leases under IAS 17.

Impact on transition

On transition to IFRS 16, the Group recognised additional right-of-use assets and additional lease liabilities, recognising the difference in accumulated losses. The impact on transition is summarised below.

	As previously reported US$	IFRS 16 adjustment US$	As adjusted at July 1, 2019 US$
Right-of-use assets	-	222,116	222,116
Other liabilities	-	(235,125)	(235,125)
Accumulated losses	(46,204,768)	(13,009)	(46,217,777)

When measuring liabilities for leases that were classified as operating leases, the Group discounted lease payments using its incremental borrowing rate at July 1, 2019. The weighted average rate applied is 13%.

Issued Standards and Interpretations not Early Adopted
(d)	Issued standards and interpretations not early adopted

International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the reporting period ended March 31, 2020.  Those which may be relevant to the Group are set out in the table below, but these are not expected to have any significant impact on the Group’s financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for Company
Definition of a Business (Amendments to IFRS 3)	January 1, 2020	July 1, 2020
Definition of Material (Amendments to IAS 1 and IAS 8)	January 1, 2020	July 1, 2020
Amendments to References to the Conceptual Framework in IFRS Standards	January 1, 2020	July 1, 2020
Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)	January 1, 2020	July 1, 2020